Certnas 1-36816

17010174

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
FEB - 9 2017
Washington, DC 20549

By Electronic Mail

February 9, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

By letter dated February 3, 2015, we advised you that the Exchange had received a Form 8-A from Asante Solutions, Inc. for registration of the following security:

Common Stock, par value $0.001 per share

The Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company has determined not to proceed with the offering at this time. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery